QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law Group™
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS - (unaudited)
December 31, 2015

COMMON STOCKS - 89.85%	Shares	Fair Value

AEROSPACE - 6.10%
The Boeing Company	8,850	$1,279,621

BANKS - 9.76%
Bank of America Corp.	64,200	1,080,486
Citigroup Inc.	18,700	967,725

		2,048,211

BEVERAGES - 1.30%
Diageo PLC Spons ADR	2,500	272,675

COMPUTERS - 16.91%
Apple Inc.	13,400	1,410,484
Intel Corp.	27,000	930,150
Microsoft Corp.	21,800	1,209,464

		3,550,098

DIVERSIFIED MANUFACTURING - 9.07%
Cummins Inc.	5,200	457,652
General Electric Co.	33,000	1,027,950
Philip Morris International, Inc.	4,750	417,573

		1,903,175

INSURANCE - 1.26%
Markel Corp.	300	265,005

MEDICAL - 6.26%
Johnson & Johnson	6,100	626,592
Merck & Co. Inc.	13,000	686,660

		1,313,252

OIL - 15.86%
BP plc Spons ADR	27,029	844,927
Chevron Corp.	4,500	404,820
Exxon Mobil Corp.	8,600	670,370
Schlumberger Ltd.	9,200	641,700
Transocean Ltd.	62,000	767,560

		3,329,377

RETAIL - 8.90%
J.C. Penney Co., Inc.	154,000	1,025,640
Target Corp.	11,600	842,276

		1,867,916

TELECOMMUNICATIONS - 10.62%
AT&T Inc.	27,500	946,275
Nokia Corp. Spons ADR	120,000	842,400
Verizon Communications Inc.	9,550	441,401

		2,230,076

TRANSPORTATION - 3.82%
Ford Motor Co.	56,950	802,425

TOTAL COMMON STOCKS - 89.85%		18,861,831

WARRANTS - 9.14%

UNION STREET PARTNERS VALUE FUND
SCHEDULE OF INVESTMENTS - (unaudited)
December 31, 2015

FINANCIAL - 9.14%
JP Morgan Chase & Co. Warrant 10/28/18, strike $42.325	43,000	1,018,670
Wells Fargo & Co. Warrant 10/28/18, strike $33.942	43,900	899,511

TOTAL WARRANTS - 9.14%		$1,918,181

MONEY MARKET FUND - 0.75%
Fidelity Institutional Money Market Fund 0.13%*	157,063	157,063

TOTAL INVESTMENTS - 99.73%		20,937,075
Other assets net of liabilities - 0.27%		55,643

NET ASSETS - 100.00%		$20,992,718

* Effective 7 day yield as of December 31, 2015.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2015:

	Level 1	Level 2	Level 3

			Significant
	Quoted	Other Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total

Common Stocks	18,861,831	-	-	18,861,831
Warrants	1,918,181	-	-	1,918,181
Money Market	157,063	-	-	157,063

	$20,937,075	-	-	20,937,075

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2015.

At December 31, 2015 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $15,765,768 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,588,192
Gross unrealized depreciation	(416,885)

Net unrealized appreciation	$5,171,307

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	February 25, 2016

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	February 25, 2016